UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                      1st QUARTER Portfolio of Investments

--------------------------------------------------------------------------------
      JUNE 30, 2007

                                                                      (Form N-Q)

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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.


(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Allied Irish Banks plc, Bank of America, N.A., Bank of New York, Bear Sterns Companies, Inc., BNP Paribas, Branch Banking & Trust Co., Citibank, N.A, CitiGroup, Inc., Deutsche Bank AG, Deutsche Postbank, Dexia Credit Local, Goldman Sachs Group Inc., JP Morgan Chase Bank, N.A., JP Morgan Chase & Co., Merrill Lynch & Co., Inc., Morgan Stanley, RBC Centura Bank, Regions Bank, Royal Bank of Canada, U.S. Bank, N.A., or Wachovia Bank, N.A.

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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I) De Nemours and Co., Fannie Mae, Goldman Sachs Group Inc., JP Morgan Chase & Co., Merrill Lynch & Co., Inc., Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., Morgan Stanley, National Rural Utility Corp., or Texas Permanent School Fund.

(INS)     Principal and interest  payments are insured by one of the  following:
          AMBAC Assurance Corp., N.A., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, or XL Capital Assurance.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

           BAN                    Bond Anticipation Note
           COP                    Certificate of Participation
           CP                     Commercial Paper
           CRVS                   Custodial Residual and Variable Securities
           EDA                    Economic Development Authority
           EDC                    Economic Development Corp.
           GO                     General Obligation
           GOAA                   General Obligation Aid Anticipation
           IDA                    Industrial Development Authority/Agency
           IDB                    Industrial Development Board
           IDRB                   Industrial Development Revenue Bond
           ISD                    Independent School District
           MFH                    Multifamily Housing
           PCRB                   Pollution Control Revenue Bond
           P-FLOAT                Puttable Floating Option Tax-Exempt Receipts
           PUTTER                 Puttable Tax-Exempt Receipts
           RB                     Revenue Bond
           ROC                    Reset Option Certificates
           SPEAR                  Short Puttable Exempt Adjustable Receipts



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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                    VARIABLE-RATE DEMAND NOTES (91.1%)
                    ALABAMA (4.2%)
                    Birmingham Medical Clinic Board RB,
$  6,500                   Series 1998 (LOC - Wachovia Bank, N.A.)               3.81%               10/01/2028            $ 6,500
   3,730                   Series 2002A (LOC - Columbus Bank & Trust Co.)        3.96                 2/01/2012              3,730
   2,500            Cleburne County Economic and Industrial Development
                           Auth. RB, Series 2005 (LOC - Bank of New York)        3.85                11/01/2030              2,500
   2,365            Huntsville Educational Building RB, (Oakwood College
                           Project) (LOC - First Commercial Bank)                3.93                12/01/2022              2,365
   2,600            Marengo County Port Auth. RB (LOC - Compass Bank)            3.85                 7/01/2026              2,600
                    Mobile Special Care Facilities Financing Auth. RB,
   2,250                   Series 2001 (LOC - Wachovia Bank, N.A.)               3.84                 7/01/2021              2,250
   1,320                   Series 2001 (LOC - Wachovia Bank, N.A.)               3.84                 6/01/2026              1,320
  13,335            Ridge Improvement District Bond, Series 2000 (LOC -
                           Regions Bank)                                         3.85                10/01/2025             13,335
  16,275            Southeast Gas District RB, Series 2003B (LIQ)(INS)           3.85                 6/01/2023             16,275
   8,500            Spanish Fort Redevelopment Auth. RB, Series 2007, Macon
                           Trust, Series 2007-306 (LIQ)(LOC - Bank of
                           America, N.A.) (a)                                    3.80                 3/01/2012              8,500
   6,095            Sumiton Educational Building Auth. RB, (East Walker
                           Education and Development Project) (LOC - First
                           Commercial Bank)                                      3.93                 5/01/2032              6,095
                    Tuscaloosa County Port Auth. RB,
  32,500                   Series 2006 (LOC - Compass Bank)                      3.80                12/01/2031             32,500
   5,000                   Series 2006B (LOC - Columbus Bank & Trust Co.)        3.85                12/01/2026              5,000
                                                                                                                   ---------------
                                                                                                                           102,970
                                                                                                                   ---------------
                    ALASKA (0.7%)
  16,200            International Airports System RB, Series 2006B, ABN
                           AMRO MuniTOPS Certificates Trust, Series 2006-9
                           (LIQ)(INS) (a)                                        3.79                10/01/2014             16,200
                                                                                                                   ---------------
                    ARIZONA (0.9%)
  12,645            Mesa Utility Systems RB, Series 2006, P-FLOAT, Series
                           EC-1108 (INS)(LIQ) (a)                                3.82                 7/01/2021             12,645
   8,500            Verrado Western Overlay Community Facilities District
                           GO, Series 2004 (LOC - Compass Bank)                  3.80                 7/01/2029              8,500
                                                                                                                   ---------------
                                                                                                                            21,145
                                                                                                                   ---------------
                    ARKANSAS (0.2%)
   5,175            Texarkana IDRB, Series 1991 (LOC - PNC Bank, N.A.)           3.88                 3/01/2021              5,175
                                                                                                                   ---------------

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JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COLORADO (3.1%)
$  5,000            Arista Metropolitan District Parking Special Ltd. RB,
                           Senior Series 2006A (LOC - Compass Bank)              3.82%               12/01/2030            $ 5,000
   2,800            Brighton Crossing Metropolitan District No. 4 Bonds,
                           Series 2004 (LOC - Compass Bank)                      3.88                12/01/2034              2,800
                    Denver Urban Renewal Auth. Tax Increment RB,
   3,915                   Series 2002 (LOC - Zions First National Bank)         3.82                12/01/2015              3,915
   6,830                   Series 2006A (LOC - Compass Bank)                     3.80                 9/01/2017              6,830
  12,200                   Series 2006C (LOC - Compass Bank)                     3.80                 9/01/2017             12,200
                    Educational and Cultural Facilities Auth. RB,
   6,950                   Series 2004 (LOC - Zions First National Bank)         3.90                 6/01/2034              6,950
   9,875                   Series 2004 (LOC - Western Corp. Federal Credit
                           Union)                                                3.78                 7/01/2034              9,875
   2,390            El Paso County Economic Development RB, Series 1996
                           (LOC - JPMorgan Chase Bank, N.A.)                     4.10                11/01/2021              2,390
   4,395            Erie COP, Series 2005 (LOC - Key Bank, N.A.)                 3.78                11/01/2035              4,395
   3,350            Four Mile Ranch Metropolitan District No. 1 GO, Series
                           2005 (LOC - Zions First National Bank)                3.83                12/01/2035              3,350
                    Health Facilities Auth. RB,
   1,140                   Series 1995 (LOC - JPMorgan Chase Bank, N.A.)         4.10                 9/01/2015              1,140
   1,355                   Series 1998C (LOC - JPMorgan Chase Bank, N.A.)        4.10                 1/01/2018              1,355
   1,700            Housing and Finance Auth. IDA RB, Series 2003 (LOC -
                           U.S. Bank, N.A.)                                      3.83                 4/01/2009              1,700
                    Postsecondary Educational Facilities Auth. RB,
   1,145                   Series 1996 (LOC - Wells Fargo Bank, N.A.)            3.83                 6/01/2011              1,145
   1,925                   Series 1998 (LOC - JPMorgan Chase Bank, N.A.)         4.10                 4/01/2013              1,925
   7,400            Regional Transportation District Sales Tax RB, Series
                           2006A, EAGLE Tax-Exempt Trust, Series 20060128
                           (INS)(LIQ) (a)                                        3.80                11/01/2036              7,400
   4,500            Triview Metropolitan District GO, Series 2006A (LOC -
                           Compass Bank)                                         3.70                11/01/2023              4,503
                                                                                                                   ---------------
                                                                                                                            76,873
                                                                                                                   ---------------
                    DELAWARE (0.3%)
   6,600            EDA IDA RB, Series 1984                                      3.87                12/01/2014              6,600
                                                                                                                   ---------------
                    FLORIDA (3.8%)
   1,190            Alachua County RB, Series 2004 (LOC - Wachovia Bank,
                           N.A.)                                                 3.84                 6/01/2025              1,190
   7,425            Board of Education GO, P-FLOAT, Series EC-1049 (LIQ) (a)     3.82                 6/01/2019              7,425
  10,130            Board of Education Lottery RB, P-FLOAT, Series EC-1002
                           (INS)(LIQ) (a)                                        3.82                 7/01/2020             10,130

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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  15,110           Board of Education, Lottery RB, P-FLOAT, Series EC 1001
                           (INS)(LIQ) (a)                                        3.82%                7/01/2012            $15,110
   13,590           Brevard County Housing Finance Auth. RB, Series 1998,
                           P-FLOAT, Series MT 304 (LIQ)(NBGA) (a)                3.82                12/01/2032             13,590
   15,995           Broward County Housing Finance Auth. RB, Series 1985,
                           P-FLOAT, Series MT 310 (LIQ)(NBGA) (a)                3.82                 9/01/2032             15,995
   1,700            Broward County School Board COP, Series 2006A, PUTTER,
                           Series 1344 (INS)(LIQ) (a)                            3.80                 1/01/2014              1,700
   1,000            Dade County IDA RB, Series 1982                              4.23                11/15/2017              1,000
   1,665            Hillsborough County IDA Hospital RB, Series 2006, ROC
                           Trust II-R, Series 643CE (LIQ)(LOC - Citibank,
                           N.A.) (a)                                             3.79                10/01/2041              1,665
   3,105            Jacksonville PCRB, Series 1995                               3.92                 5/01/2029              3,105
  11,000            Lee Memorial Health System Hospital RB, Series 1985D         3.74                 4/01/2020             11,000
   2,500            Martin County Health Facilities Auth. RB, Series 2007A
                           (LOC - Wachovia Bank, N.A.)                           3.80                11/15/2032              2,500
   2,535            Miami-Dade County School Board COP, Series 2006A, EAGLE
                           Tax-Exempt Trust, Series 20060071 (INS)(LIQ) (a)      3.80                11/01/2031              2,535
   2,535            Peace River Manasota Regional Water Supply Auth.
                           Utility System RB, Series 2005A,  ROC Trust II-R,
                           Series 607PB (LIQ)(INS) (a)                           3.80                10/01/2030              2,535
   2,700            Tallahassee Energy System RB, Series 2005, EAGLE
                           Tax-Exempt Trust, Series 20060018 (LIQ)(INS) (a)      3.80                10/01/2035              2,700
                                                                                                                   ---------------
                                                                                                                            92,180
                                                                                                                   ---------------
                    GEORGIA (1.4%)
   1,280            Athens-Clarke County Unified Government Development
                           Auth. RB, Series 2006 (LOC - Columbus Bank &
                           Trust Co.)                                            3.78                 7/01/2026              1,280
  10,000            Atlanta Subordinate Lien Tax Allocation Bonds, Series
                           2006 (LOC - Wachovia Bank, N.A.) (a)                  3.82                12/01/2024             10,000
   1,109            Brunswick and Glynn County Development Auth. RB, Series
                           2007 (LOC - Columbus Bank & Trust Co.)                3.78                 1/01/2027              1,109
                    Columbus Development Auth. RB,
   5,955                   Series 2004 (LOC - Columbus Bank & Trust Co.)         3.80                12/01/2033              5,955
   5,935                   Series 2006 (LOC - Columbus Bank & Trust Co.)         3.78                 5/01/2031              5,935
   4,550            Fulton County Development Auth. RB, Series 2006 (LOC -
                           Bank of North Georgia)                                3.78                 3/01/2026              4,550
   4,500            Fulton County Water and Sewer RB, Series 2004, PUTTER,
                           Series 1474 (LIQ)(INS) (a)                            3.79                 7/01/2012              4,500

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,380            Peachtree Development Auth. RB, Series 1988 (LOC -
                           SunTrust Bank)                                        3.85%                7/01/2010            $ 1,380
                                                                                                                   ---------------
                                                                                                                            34,709
                                                                                                                   ---------------
                    ILLINOIS (4.7%)
   8,880            Bolingbrook, Will and DuPage Counties Tax Increment RB,
                           Series 2005 (LOC - Sumitomo Mitsui Banking Corp.)     3.81                 1/01/2025              8,880
   4,200            Development Finance Auth. PCRB, Series 1993                  3.83                 1/01/2016              4,200
                    Development Finance Auth. RB,
   2,165                   Series 1997 (LOC - National City Bank)                3.80                 5/01/2018              2,165
   1,555                   Series 1998 (LOC - Northern Trust Co.)                4.10                 8/01/2022              1,555
   2,830                   Series 2003 (Jewish Council for Youth Services
                                 Project) (LOC - Harris, N.A.)                   3.80                 9/01/2028              2,830
   2,830                   Series 2003 (LEARN Charter School Project) (LOC
                                 - Harris, N.A.)                                 3.80                 9/01/2033              2,830
  10,250            DuQuoin Industrial RB, Series 2006 (LOC - Comerica
                           Bank, N.A.)                                           3.78                11/01/2031             10,250
   3,325            Finance Auth. RB, Series 2006 (LOC - Fifth Third Bank)       3.83                 3/01/2031              3,325
   4,500            Finance Auth. Student Housing RB, Series 2006A (LOC -
                           Banco Santander Central Hispano)                      3.80                 7/01/2038              4,500
  18,190            Greater Chicago Metropolitan Water Reclamation District
                           GO RB, Series 2006, ABN AMRO MuniTOPS
                           Certificates Trust, Series 2006-29 (LIQ) (a)          3.79                 6/01/2014             18,190
  12,175            Indian Prairie Community Unit School District No. 204,
                           DuPage and Will Counties GO, Series 2006A, ABN
                           AMRO MuniTOPS Certificates Trust, Series 2006-33
                           (LIQ)(INS) (a)                                        3.79                 6/30/2014             12,175
   5,140            Quincy, Adams County RB, Series 1997 (LOC - Bank of
                           America, N.A.)                                        3.83                 6/01/2022              5,140
   25,000           Regional Transportation Auth. GO, Series 2001A,
                           P-FLOAT, Series PT-3871 (LIQ)(INS) (a)                3.79                 7/01/2031             25,000
   4,249            Springfield Airport Auth. RB, Series 1986                    3.81                10/15/2016              4,249
  10,000            Toll Highway Auth. RB, Series 2006A-2, AMRO MuniTOPS
                           Certificates Trust, Series 2006-44 (LIQ)(INS) (a)     3.79                 7/01/2014             10,000
                                                                                                                   ---------------
                                                                                                                           115,289
                                                                                                                   ---------------
                    INDIANA (2.2%)
   5,515            Bond Bank RB, Series 2002B (LOC - Huntington National
                           Bank)                                                 3.90                 1/01/2025              5,515
     663            Crawfordsville Economic Development RB, Series 1999B
                           (LOC - Federal Home Loan Bank-Indianapolis)           3.83                 1/01/2030                663
   9,220            Development Finance Auth. Educational Facilities RB,
                           Series 2003 (LOC - Key Bank, N.A.)                    3.78                 1/01/2023              9,220

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  6,520            Educational Facilities Auth. RB, Series 2000A (LOC -
                           Fifth Third Bank)                                     3.83%               12/01/2029            $ 6,520
   5,000            Finance Auth. Educational Facilities RB, Series 2006
                           (LOC - National City Bank)                            3.80                11/01/2027              5,000
                    Huntington Economic Development RB,
   1,300                   Series 1990                                           4.25                 6/26/2014              1,300
   1,840                   Series 1998 (LOC - Wells Fargo Bank, N.A.)            3.83                12/01/2025              1,840
  13,600            Municipal Power Agency RB, Series 1993B, EAGLE
                           Tax-Exempt Trust, Series 1998 (LIQ)(INS) (a)          3.80                 1/01/2016             13,600
   2,175            Seymour Economic Development RB, Series 2002 (LOC -
                           National City Bank)                                   3.86                10/01/2022              2,175
   2,100            St. Joseph County Economic Development RB, Series 2002
                           (LOC - Wells Fargo Bank, N.A.)                        3.83                 6/01/2022              2,100
   5,830            Winona Lake Economic Development RB, Series 2006 (LOC -
                           Fifth Third Bank)                                     3.80                 6/01/2031              5,830
                                                                                                                   ---------------
                                                                                                                            53,763
                                                                                                                   ---------------
                    IOWA (2.6%)
   6,850            Chillicothe PCRB, Series 1993                                3.83                 1/01/2023              6,850
  12,750            Council Bluffs PCRB, Series 1995                             3.83                 1/01/2025             12,750
   8,000            Finance Auth. RB, Series 1985A (NBGA)                        3.80                11/01/2015              8,000
  34,900            Louisa County PCRB, Series 1994                              3.81                10/01/2024             34,900
                                                                                                                   ---------------
                                                                                                                            62,500
                                                                                                                   ---------------
                    KANSAS (0.2%)
   4,175            North Newton Health Care Facilities RB, Series 2003
                           (LOC - U.S. Bank, N.A.)                               3.83                 1/01/2023              4,175
                                                                                                                   ---------------
                    KENTUCKY (1.7%)
   2,010            Boone County Industrial Building RB, Series 2001 (LOC -
                           JPMorgan Chase Bank, N.A.)                            4.10                11/01/2021              2,010
   2,000            Frankfort Economic Development RB, Series 1990               4.25                 5/07/2014              2,000
                    Hancock County Industrial Building RB,
   9,005                   Series 1990 (LOC - SunTrust Bank)                     3.88                 7/01/2010              9,005
   9,490                   Series 1991 (LOC - SunTrust Bank)                     3.88                 7/01/2011              9,490
  10,000                   Series 1992A (LOC - Wachovia Bank, N.A.)              3.83                 7/01/2012             10,000
   2,180            Lexington-Fayette Urban County Government RB, Series
                           2001 (LOC - JPMorgan Chase Bank, N.A.)                4.10                 7/01/2021              2,180
                    Mason County PCRB,
   4,500                   Series 1984B-1 (NBGA)                                 3.81                10/15/2014              4,500
   1,350                   Series 1984B-2 (NBGA)                                 3.81                10/15/2014              1,350
                                                                                                                   ---------------
                                                                                                                            40,535
                                                                                                                   ---------------
                    LOUISIANA (4.5%)
                    Ascension Parish PCRB,
   1,550                   Series 1990                                           4.25                 9/01/2010              1,550

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                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  2,400                   Series 1992                                           4.25%                3/01/2011            $ 2,400
                    Gas and Fuels Tax RB,
  11,550                   Series 2006A, EAGLE Tax-Exempt Trust, Series
                                 20060137 (LIQ)(INS) (a)                         3.80                 5/01/2036             11,550
   9,900                   Series 2006A, EAGLE Tax-Exempt Trust, Series
                                 20060148 (LIQ)(INS) (a)                         3.80                 5/01/2036              9,900
  40,000            Jefferson Sales Tax District RB, Series 2007 (INS)(LIQ)      3.83                12/01/2022             40,000
                    Municipal Securities Trust Certificates,
  18,910                   Series 2007 BNY1 (LIQ)(LOC - Bank of New York)(a)     3.82                 5/29/2014             18,910
   6,050                   Series 2007 BNY7 (LIQ)(LOC - Bank of New York)(a)     3.82                 6/24/2022              6,050
   2,700            Public Facilities Auth RB, Series 2003A, Municipal
                           Securities Trust Certificates, Series 5020 (LIQ)(a)   3.83                 7/01/2018              2,700
   3,615            Public Facilities Auth. IDRB, Series 1996 (LOC -
                           Regions Bank)                                         3.85                12/01/2014              3,615
   1,100            Public Facilities Auth. PCRB, Series 1992                    4.25                 8/01/2017              1,100
   9,660            Public Facilities Auth. RB, Series 1999 (LOC - Bank of
                           New York)                                             3.82                 4/01/2021              9,660
   3,000            West Baton Rouge Parish Industrial District No. 3 RB,
                           Series 1994B                                          4.02                12/01/2016              3,000
                                                                                                                   ---------------
                                                                                                                           110,435
                                                                                                                   ---------------
                    MARYLAND (2.2%)
                    Baltimore County Auth. RB,
   6,985                   Series 2001 (LOC - Manufacturers & Traders Trust
                                 Co.)                                            3.78                 1/01/2021              6,985
   4,200                   Series 2006 (LOC - Manufacturers & Traders Trust
                                 Co.)                                            3.78                12/01/2035              4,200
   1,000            Baltimore County IDA RB, Series 1994                         4.10                 3/01/2014              1,000
  21,750            Montgomery County Auth. Golf Course System RB, Series
                           2002 (LOC - Manufacturers & Traders Trust Co.)        3.83                12/01/2027             21,750
  20,200            Montgomery County MFH RB, Series 1993, Issue I (NBGA)(a)     3.81                11/01/2020             20,200
                                                                                                                   ---------------
                                                                                                                            54,135
                                                                                                                   ---------------
                    MASSACHUSETTS (1.9%)
   8,400            Industrial Development Finance Agency RB, Series 1985
                           (LOC - Wachovia Bank, N.A.)                           4.08                 4/01/2010              8,400
  23,990            Revere Housing Auth. MFH  RB, Series 1991C (LOC -
                           Societe Generale)                                     3.78                 9/01/2028             23,990
  12,930            State Development Finance Agency RB, Series 2004 (LOC -
                           TD Banknorth, N.A.)                                   3.78                 3/01/2034             12,930
                                                                                                                   ---------------
                                                                                                                            45,320
                                                                                                                   ---------------
                    MICHIGAN (2.4%)
  32,140            Oakland County EDC Limited Obligation RB, Series 2004
                           (LOC - Fifth Third Bank)                              3.81                 3/01/2029             32,140
                    State Building Auth. RB,

                                                                              9

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 10,500                   Series 2006IA, EAGLE Tax-Exempt Trust, Series
                                 20060142 (LIQ)(INS) (a)                         3.80%               10/15/2036           $ 10,500
   7,100                   Series 2006IA, EAGLE Tax-Exempt Trust, Series
                                 20060156 (LIQ)(INS) (a)                         3.80                10/15/2036              7,100
  10,000            Strategic Fund Limited Obligation RB, Series 2003B-1         3.93                 6/01/2014             10,000
                                                                                                                   ---------------
                                                                                                                            59,740
                                                                                                                   ---------------
                    MINNESOTA (3.2%)
   9,948            Burnsville Housing RB, Series A (LOC - Associated Bank,
                           N.A.)                                                 3.96                 1/01/2045              9,948
                    GO,
  17,770                   P-FLOAT, Series EC-1059 (LIQ) (a)                     3.82                 8/01/2013             17,770
  20,030                   P-FLOAT, Series EC-1060 (LIQ) (a)                     3.82                11/01/2018             20,030
  10,000            Minneapolis St. Paul Metro Airport RB, Series 2007B,
                           Floater Certificate, Series 2007 2G (LIQ)(NBGA)(a)    3.78                 1/01/2032             10,000
   4,500            North Suburban Hospital District Commercial Development
                           Refunding RB, Series 2002 (LOC - Wells Fargo
                           Bank, N.A.)                                           3.78                 2/01/2013              4,500
  16,010            State GO, Series 2000, EAGLE Tax-Exempt Trust, Series
                           20002301 (LIQ) (a)                                    3.80                 6/01/2020             16,010
                                                                                                                   ---------------
                                                                                                                            78,258
                                                                                                                   ---------------
                    MISSISSIPPI (1.2%)
  20,000            Business Finance Corp. RB, Series 2006 (LOC - Regions
                           Bank)                                                 3.80                10/01/2018             20,000
   7,000            Development Bank Special Obligation RB, Series 2006A
                           (INS)(LIQ)                                            3.78                10/01/2036              7,000
   1,255            Hospital Equipment and Facilities Auth. RB, Series 2000
                           (LOC - Regions Bank)                                  3.83                 7/01/2015              1,255
                                                                                                                   ---------------
                                                                                                                            28,255
                                                                                                                   ---------------
                    MISSOURI (1.9%)
                    Health and Educational Facilities Auth. RB,
   4,500                   Series 1998B (LOC - Allied Irish Banks plc)           3.80                 6/01/2023              4,500
   9,100                   Series 2000 (LOC - Commerce Bank, N.A.)               3.86                 7/01/2025              9,100
   1,460                   Series 2003 (LOC - Southwest Bank of St. Louis)       3.84                 6/01/2023              1,460
   6,600            Jackson County IDA Auth. RB, Series 2005 (LOC -
                           Commerce Bank, N.A.)                                  3.86                 7/01/2025              6,600
   8,895            Kansas City MFH RB, Series 1995 (NBGA)                       3.78                 9/01/2025              8,895
   5,600            St. Charles County IDA MFH RB, Series 2006 (NBGA)            3.78                 4/15/2027              5,600
   9,170            St. Louis County IDA MFH RB, Series 2006 (NBGA)              3.78                 4/15/2027              9,170
                                                                                                                   ---------------
                                                                                                                            45,325
                                                                                                                   ---------------

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    MONTANA (0.7%)
$ 16,000            Richland County Hospital RB, Series 2006 (LOC - Allied
                           Irish Banks plc)                                      3.78%                5/01/2031           $ 16,000
                                                                                                                   ---------------
                    MULTI-STATE (19.3%)
  18,745            B & T Municipal Trust, Series 2007-4, Floater
                           Certificate, Series 1003 (LIQ) (a)                    3.82                 4/01/2022             18,745
                    P-FLOAT,
  59,400                   Series EC-001 (INS)(LIQ) (a)                          3.94                10/01/2035             59,400
  10,455                   Series PZP-020 (INS)(LIQ)(NBGA) (a)                   3.83                 8/01/2031             10,455
                    PUTTER,
 190,975                   Series 1632P (INS)(LIQ)(NBGA) (a)                     3.97                 4/01/2013            190,975
   8,050                   Series 1684P (INS)(LIQ)(NBGA) (a)                     3.98                 8/15/2014              8,050
 158,015                   Series 1751P (INS)(LIQ)(NBGA) (a)                     3.95                12/01/2010            158,015
   2,310            Tobacco Settlement Financing Corp. RB, Series 2007,
                           Floater Certificate, Series 2006-1789 (LIQ)(NBGA)(a)  3.88                 6/01/2047              2,310
  23,170            UBS Municipal CRVS Floaters, Series 2007-GM01
                           (INS)(LIQ) (a)                                        3.83                 8/01/2036             23,170
                                                                                                                   ---------------
                                                                                                                           471,120
                                                                                                                   ---------------
                    NEBRASKA (0.1%)
   2,130            Sarpy County PCRB, Series 1995                               4.10                 7/01/2013              2,130
                                                                                                                   ---------------
                    NEVADA (0.5%)
   9,950            Clark County School District GO, Series 2006B, PUTTER,
                           Series 1599 (INS)(LIQ) (a)                            3.80                12/15/2014              9,950
   3,490            Las Vegas Valley  Water District GO, Series 2003A,
                           PUTTER, Series 1303 (LIQ)(INS) (a)                    3.79                 6/01/2011              3,490
                                                                                                                   ---------------
                                                                                                                            13,440
                                                                                                                   ---------------
                    NEW HAMPSHIRE (0.4%)
  10,790            Higher Educational and Health Facilities RB, Series
                           1996 (LOC - Lloyds TSB Bank plc)                      3.79                 5/01/2026             10,790
                                                                                                                   ---------------
                    NEW JERSEY (0.7%)
  13,750            Camden County Improvement Auth. RB, Series 2004B (LOC -
                           Commerce Bank, N.A., Cherry Hill)                     3.83                 8/01/2032             13,750
   3,520            EDA RB, Series 2003 (Baptist Home Society) (LOC -
                           Valley National Bank)                                 3.85                 3/01/2031              3,520
                                                                                                                   ---------------
                                                                                                                            17,270
                                                                                                                   ---------------
                    NEW MEXICO (0.3%)
   6,250            Santa Fe Educational Facilities and Improvement RB,
                           Series 2006 (LIQ)(INS)                                3.78                 4/01/2036              6,250
                                                                                                                   ---------------

                                                                             11

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    NEW YORK (0.8%)
$  1,300            Hudson Yards Infrastructure Corp. RB, Fiscal 2007A,
                           Floater Certificate, Series 2006-1577 (INS)(LIQ)
                           (a)                                                   3.78%                2/15/2047            $ 1,300
   7,245            New York City Transitional Finance Auth. RB, Fiscal
                           2007 Series A-1, P-FLOAT, Series EC-1036 (LIQ) (a)    3.81                 8/01/2020              7,245
   2,000            Oneida County IDA RB, Series 2005 (LOC - Manufacturers
                           & Traders Trust Co.)                                  3.78                 6/01/2030              2,000
   1,000            Thruway Auth. Second General Highway and Bridge Trust
                           Fund RB, Series 2005B, ROC Trust II-R, Series 545
                           (INS)(LIQ) (a)                                        3.78                 4/01/2025              1,000
   8,725            Urban Development Corp. RB, Series 2004A-2, P-FLOAT,
                           Series EC-1109 (INS)(LIQ) (a)                         3.81                 3/15/2019              8,725
                                                                                                                   ---------------
                                                                                                                            20,270
                                                                                                                   ---------------
                    OHIO (2.6%)
   3,000            Cadiz Health Care Facilities RB (LOC - National City
                           Bank)                                                 3.80                 1/01/2033              3,000
   6,365            Cincinnati School District COP, Series 2006, EAGLE
                           Tax-Exempt Trust, Series 20060155 (LIQ)(INS) (a)      3.80                12/15/2032              6,365
   6,000            Clarke County IDA RB                                         4.01                12/01/2010              6,000
   1,845            Clermont County Economic Development RB, Series 2002
                           (LOC - Fifth Third Bank)                              3.83                 8/01/2022              1,845
   8,385            Crawford County Hospital Facilities RB, Series 2003
                           (LOC - Huntington National Bank)                      3.85                10/01/2023              8,385
   1,145            Cuyahoga County IDRB, Series 2000 (LOC - JPMorgan Chase
                           Bank, N.A.)                                           4.10                11/01/2019              1,145
                    Higher Educational Facility RB,
   8,795                   Series 2000A (LOC - Fifth Third Bank)                 3.83                 9/01/2020              8,795
   4,835                   Series 2006 (LOC - Huntington National Bank)          3.85                 6/01/2026              4,835
   3,600            Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)           3.83                 8/01/2012              3,600
  13,795            Lorain County Hospital Facilities RB, Series 2001 (LOC
                           - National City Bank)                                 3.80                 5/01/2026             13,795
   2,800            Meigs County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)       3.83                 8/01/2012              2,800
   3,000            Warren County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)      3.83                 8/01/2012              3,000
                                                                                                                   ---------------
                                                                                                                            63,565
                                                                                                                   ---------------
                    OKLAHOMA (4.1%)
   8,400            Garfield County Industrial Auth. PCRB, Series 1995A          3.81                 1/01/2025              8,400
                    Muskogee Industrial Trust PCRB,
  32,400                   Series 1995A  (b)                                     3.79                 1/01/2025             32,400
  48,400                   Series 1997A  (b)                                     3.79                 6/01/2027             48,400
   2,900            State IDA RB, Series 1998 (LOC - JPMorgan Chase Bank,
                           N.A.)                                                 4.10                 8/01/2018              2,900

12

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  7,250            Tulsa Industrial Auth. RB, Series 2006 (LOC - Bank of
                           Oklahoma, N.A.)                                       3.93%               11/01/2026            $ 7,250
                                                                                                                   ---------------
                                                                                                                            99,350
                                                                                                                   ---------------
                    OREGON (1.6%)
  38,100            Port of Portland Public Grain Elevator RB, Series 1984
                           (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)            3.91                12/01/2014             38,100
                                                                                                                   ---------------
                    PENNSYLVANIA (1.9%)
  16,005            Adams County IDA RB, Series 2002 (LIQ)(INS) (a)              3.80                 4/15/2022             16,005
   1,000            Chartiers Valley Industrial and Commercial Development
                           Auth. RB, Series 1982                                 4.24                11/15/2017              1,000
   5,500            Chester County IDA RB, Series 2007 (LOC - Fulton Bank)       3.81                 1/01/2038              5,500
   3,000            Elizabethtown IDA College RB, Series 2006 (LOC - Fulton
                           Bank)                                                 3.83                 6/15/2029              3,000
   7,400            Lancaster Municipal Auth. RB, Series 2006C (LOC -
                           Fulton Bank)                                          3.78                 5/01/2036              7,400
   7,675            Schuylkill County IDA RB, Series 2001                        3.98                 4/01/2021              7,675
   2,350            South Central General Auth. Hospital RB, Series 2005,
                           ROC Trust II-R, Series 604 (LIQ)(INS) (a)             3.80                12/01/2030              2,350
   3,200            State Public School Building Auth. RB, Series 2003,
                           PUTTER, Series 1257 (LIQ)(INS) (a)                    3.79                12/01/2011              3,200
                                                                                                                   ---------------
                                                                                                                            46,130
                                                                                                                   ---------------
                    PUERTO RICO (0.2%)
   3,800            Aqueduct and Sewer Auth. BAN, Series 2007B, ROC Trust
                           II-R, Series 10001CE (LIQ) (a)                        3.79                12/27/2008              3,800
                                                                                                                   ---------------
                    SOUTH CAROLINA (1.0%)
   4,015            Educational Facilities Auth. RB, Series 2005A (LOC -
                           National Bank of South Carolina)                      3.78                11/01/2025              4,015
   2,000            Jobs EDA Healthcare Facilities RB, Series 2006A (LOC -
                           National Bank of South Carolina)                      3.78                 5/01/2021              2,000
                    Jobs EDA Hospital Facilities RB,
   8,150                   Series 2005 (LOC - SunTrust Bank)                     3.85                11/01/2035              8,150
   2,000                   Series 2005A (LIQ)(INS)                               3.79                10/01/2035              2,000
   4,000                   Series 2006 (LOC - National Bank of South
                                 Carolina)                                       3.78                 5/01/2031              4,000
   5,400            Jobs EDA Hospital RB, Series 2006A (INS)(LIQ)                3.79                10/01/2036              5,400
                                                                                                                   ---------------
                                                                                                                            25,565
                                                                                                                   ---------------
                    SOUTH DAKOTA (1.0%)
                    Health and Educational Facilities Auth. RB,
  17,040                   Series 2000 (INS)(LIQ)                                3.78                 7/01/2025             17,040

                                                                             13

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  7,500                   Series 2001C (LOC - U.S. Bank, N.A.)                  3.78%               11/01/2019            $ 7,500
                                                                                                                   ---------------
                                                                                                                            24,540
                                                                                                                   ---------------
                    TENNESSEE (1.3%)
     100            Knox County Health and Educational Facilities Board RB,
                           Series 2006 (LOC - Regions Bank)                      3.78                 8/01/2036                100
  26,250            Municipal Energy Acquisition Corp. RB, Series 2006A,
                           PUTTER, Series 1578 (LIQ)(NBGA) (a)                   3.79                 2/01/2013             26,250
   4,350            Nashville and Davidson County Health and Educational
                           Facilities RB, Series 2000 (LOC - Regions Bank)       3.78                12/01/2020              4,350
   2,200            Williamson County IDB RB, Series 2003 (LOC - SunTrust
                           Bank)                                                 3.83                 4/01/2023              2,200
                                                                                                                   ---------------
                                                                                                                            32,900
                                                                                                                   ---------------
                    TEXAS (7.1%)
   2,155            Bell County Health Facilities Development Corp. RB,
                           Series 1998 (LOC - JPMorgan Chase Bank, N.A.)         4.10                 5/01/2023              2,155
  10,035            Birdville ISD Tax School Building and Refunding Bonds,
                           Series 2007,  Municipal Securities Trust
                           Certificates, Series 2007-297 (LIQ)(NBGA) (a)         3.79                 2/16/2015             10,035
  19,995            Brownsville Utilities System Improvement RB, Series
                           2005, ABN AMRO MuniTOPS Certificates Trust,
                           Series 2005-41 (LIQ)(INS) (a)                         3.79                 9/01/2013             19,995
   2,665            Cameron Education Corp. RB, Series 2001 (LOC - JPMorgan
                           Chase Bank, N.A.)                                     4.10                 6/01/2031              2,665
   5,390            Collin County Ltd. Tax GO, Series 2005, PUTTER, Series
                           765 (LIQ) (a)                                         3.80                 2/15/2013              5,390
   9,105            Crawford Education Facilities Corp. RB, Series 2004A
                           (LOC - BNP Paribas)                                   3.82                 5/01/2035              9,105
  13,335            Houston Airport System RB, Series 2002B, EAGLE
                           Tax-Exempt Trust, Series 20060123 (LIQ)(INS) (a)      3.80                 7/01/2032             13,335
   5,400            Jewett EDC IDRB, Series 2002B                                3.75                 8/01/2009              5,400
   4,050            Judson ISD GO, Series 2007, P-FLOAT, Series EC-1033
                           (LIQ)(NBGA) (a)                                       3.82                 2/01/2035              4,050
   5,035            Katy ISD GO, ABN AMRO MuniTOPS Certificates Trust,
                           Series 2006-62 (LIQ)(NBGA) (a)                        3.79                 8/15/2027              5,035
  16,230            Lake Travis ISD Unlimited Tax School Building RB,
                           Series 2006, ABN AMRO MuniTOPS Certificates
                           Trust, Series 2006-18 (LIQ)(NBGA) (a)                 3.79                 2/15/2014             16,230
   2,200            McAllen Health Facilities Development Corp. RB, Series
                           1984 (LOC - Bank of America, N.A.)                    3.87                12/01/2024              2,200

14

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 10,495            Midlothian ISD Unlimited Tax School Building and RB,
                           Series 2005, ABN AMRO MuniTOPS Certificates
                           Trust, Series 2006-58 (LIQ)(NBGA) (a)                 3.79%                8/15/2013           $ 10,495
   1,800            North Central IDA RB, Series 1983                            4.25                10/01/2013              1,800
   5,940            North Harris Montgomery Community College District
                           Refunding Bonds, Series 2005A, PUTTER, Series
                           1091B (LIQ)(INS) (a)                                  3.80                 2/15/2013              5,940
   6,000            San Antonio Water System RB, Series 2005, EAGLE
                           Tax-Exempt Trust, Series 20060005 (LIQ)(INS) (a)      3.80                 5/15/2040              6,000
  14,470            Tarrant County Housing Finance Corp. RB, Series 1994,
                           P-FLOAT, Series MT 306 (LIQ)(NBGA) (a)                3.82                11/01/2029             14,470
                    Transportation Commission GO,
  19,500                   Series 2006A, EAGLE Tax-Exempt Trust, Series
                                 20060122 (LIQ) (a)                              3.80                 4/01/2033             19,500
   9,090                   Series 2006A, EAGLE Tax-Exempt Trust, Series
                                 20060126 (LIQ) (a)                              3.80                 4/01/2035              9,090
   2,495            Transportation Commission Highway Fund First Tier RB,
                           Series 2006A, P-FLOAT, Series MT 397 (LIQ) (a)        3.80                 4/01/2021              2,495
   7,700            Trinity River IDA RB, Series 1997                            4.05                 1/01/2013              7,700
                                                                                                                   ---------------
                                                                                                                           173,085
                                                                                                                   ---------------
                    UTAH (0.1%)
   2,900            Box Elder County PCRB, Series 2002                           3.75                 4/01/2028              2,900
                                                                                                                   ---------------
                    VIRGINIA (0.7%)
  18,285            Harrisonburg Redevelopment and Housing Auth. RB, Series
                           1985, P-FLOAT, Series MT 323 (LIQ)(NBGA) (a)          3.82                 2/01/2026             18,285
                                                                                                                   ---------------
                    WASHINGTON (1.1%)
   1,980            Economic Development Finance Auth. RB, Series 2006C
                           (LOC - Bank of America, N.A.)                         3.78                 6/01/2029              1,980
   3,120            Health Care Facilities Auth.  RB, Series 2006, ROC
                           Trust II-R,  Series 669 (LIQ)(INS) (a)                3.80                12/01/2036              3,120
   4,000            Housing Finance Commission RB, Series 2007A (LOC - Key
                           Bank, N.A.)                                           3.77                 7/01/2038              4,000
   8,340            Port of Tacoma GO, Series 2006, ABN AMRO MuniTOPS
                           Certificates Trust, Series 2006-86 (LIQ)(INS) (a)     3.79                 6/01/2025              8,340
  10,575            State Higher Education Facilities Auth. RB, Series
                           2001                                                  3.82                10/01/2031             10,575
                                                                                                                   ---------------
                                                                                                                            28,015
                                                                                                                   ---------------
                    WEST VIRGINIA (0.7%)
   2,775            Harrison County Commercial Development RB, Series 2004
                           (LOC - U.S. Bank, N.A.)                               3.83                12/01/2012              2,775
   8,630            Marshall County PCRB, Series 1994                            3.90                 3/01/2026              8,630

                                                                             15

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  3,100            Monongalia County Commercial Development RB, Series
                           2004 (LOC - U.S. Bank, N.A.)                          3.83%               12/01/2012            $ 3,100
   2,200            Ripley Commercial Development RB, Series 2004 (LOC -
                           U.S. Bank, N.A.)                                      3.83                12/01/2012              2,200
                                                                                                                   ---------------
                                                                                                                            16,705
                                                                                                                   ---------------
                    WISCONSIN (1.6%)
  16,985            Health and Education RB, Series 2006B, SPEAR, Series
                           DBE-101 (LIQ)(LOC - Deutsche Bank AG) (a)             3.81                 8/15/2025             16,985
                    Health and Educational Facilities Auth. RB,
     895                   Series 2001 (LOC - JPMorgan Chase Bank, N.A.)         4.10                 5/01/2026                895
   5,810                   Series 2006A, P-FLOAT, Series MT 339 (LIQ)(NBGA)(a)   3.82                 8/15/2018              5,810
   8,000            Milwaukee IDRB, Series 1995                                  3.85                 9/01/2015              8,000
   7,250            Sheboygan PCRB, Series 1995                                  3.85                 9/01/2015              7,250
                                                                                                                   ---------------
                                                                                                                            38,940
                                                                                                                   ---------------
                    Total Variable-Rate Demand Notes (cost: $2,222,732)                                                  2,222,732
                                                                                                                   ---------------


                    PUT BONDS (5.2%)
                    COLORADO (1.0%)
   7,000            Bachelor Gulch Metropolitan District GO, Series 2004
                           (LOC - Compass Bank)                                  3.70                12/01/2023              7,000
                    Central Platte Valley Metropolitan District GO,
   3,000                   Series 2001B (LOC - BNP Paribas)                      3.70                12/01/2031              3,000
   3,200                   Series 2006 (LOC - BNP Paribas)                       3.70                12/01/2036              3,200
   4,510            Parker Automotive Metropolitan District GO, Series 2005
                           (LOC - U.S. Bank, N.A.)                               3.70                12/01/2034              4,510
   5,915            Triview Metropolitan District GO, Series 2003A (LOC -
                           Compass Bank)                                         3.75                11/01/2023              5,915
                                                                                                                   ---------------
                                                                                                                            23,625
                                                                                                                   ---------------
                    FLORIDA (1.6%)
  38,300            Sarasota County Public Hospital District RB, Series
                           1996A                                                 3.87                10/01/2028             38,300
                                                                                                                   ---------------
                    INDIANA (0.2%)
   6,000            Ascension Health Facility Financing Auth. RB, Series
                           2001A-1                                               3.82                11/15/2036              6,000
                                                                                                                   ---------------
                    MISSISSIPPI (0.4%)
   9,245            Claiborne County PCRB, Series 1985G1 (NBGA)                  3.78                12/01/2015              9,245
                                                                                                                   ---------------
                    MONTANA (1.1%)
                    Board of Investments Municipal Finance Consolidation Act
                           Bonds,

16

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  9,605                   Series 1997 (NBGA)                                    3.85%                3/01/2017            $ 9,605
  12,200                   Series 1998 (NBGA)                                    3.85                 3/01/2018             12,200
   6,485                   Series 2003 (NBGA)                                    3.85                 3/01/2028              6,485
                                                                                                                   ---------------
                                                                                                                            28,290
                                                                                                                   ---------------
                    NEW YORK (0.7%)
  17,675            New York City GO, Series 2007D, P-FLOAT, Series PT-3823
                           (LIQ)(LOC - Dexia Credit Local) (a)                   3.71                 2/01/2016             17,675
                                                                                                                   ---------------
                    TEXAS (0.2%)
   5,000            Aledo ISD Unlimited Tax School Building RB, Series
                           2006A (LIQ)(NBGA)                                     3.62                 8/01/2035              5,000
                                                                                                                   ---------------
                    Total Put Bonds (cost: $128,135)                                                                       128,135
                                                                                                                   ---------------

                    FIXED-RATE INSTRUMENTS (3.4%)
                    ILLINOIS (0.1%)
   2,400            Cook County Community High School District Number 228
                           GO, Series 2007                                       4.38                12/01/2007              2,406
                                                                                                                   ---------------
                    KANSAS (0.2%)
                    Junction City Temporary Notes,
   2,000                   Series 2006C                                          5.00                 8/01/2007              2,001
   2,500                   Series 2006D                                          5.00                 8/01/2007              2,502
                                                                                                                   ---------------
                                                                                                                             4,503
                                                                                                                   ---------------
                    MARYLAND (0.4%)
  10,000            Community Development Administration RB, Series 2006Q        3.59                12/14/2007             10,000
                                                                                                                   ---------------
                    MICHIGAN (0.3%)
   6,900            Municipal Bond Auth. Revenue Notes, Series 2006B-2 (LOC
                           - Bank of Nova Scotia)                                4.50                 8/20/2007              6,908
                                                                                                                   ---------------
                    MINNESOTA (0.7%)
   1,000            Albany ISD No. 745 GOAA Certificates of Indebtedness,
                           Series 2006A (NBGA)                                   4.50                 9/03/2007              1,001
   3,420            Greenway ISD No. 316 GOAA Certificates of Indebtedness,
                           Series 2006A (NBGA)                                   4.25                 9/06/2007              3,423
   5,000            Hopkins ISD No. 270 GOAA Certificates of Indebtedness,
                           Series 2006 (NBGA)                                    4.25                 9/06/2007              5,005
   3,200            Litchfield ISD No. 465 GOAA Certificates of
                           Indebtedness, Series 2006 (NBGA)                      4.25                 9/26/2007              3,205
   3,200            Prior Lake-Savage Area Schools, ISD No. 719 GO, Series
                           2007C (NBGA) (c)                                      4.25                 1/24/2008              3,206
                                                                                                                   ---------------
                                                                                                                            15,840
                                                                                                                   ---------------

                                                                              17

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


PRINCIPAL                                                                     COUPON                     FINAL
   AMOUNT           SECURITY                                                    RATE                  MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    SOUTH DAKOTA (0.1%)
$  3,600            Rapid City Area School District 51-4 GO, Series 2007A        4.13%                5/20/2008            $ 3,613
                                                                                                                   ---------------
                    TEXAS (0.8%)
   1,365            Clint ISD Unlimited Tax School Bonds, Series 2006
                           (NBGA)                                                4.00                 8/15/2007              1,366
                    Houston GO CP,
  10,000                   Series 2007E                                          3.80                 8/22/2007             10,000
   8,000                   Series 2007E                                          3.70                 8/29/2007              8,000
                                                                                                                   ---------------
                                                                                                                            19,366
                                                                                                                   ---------------
                    WASHINGTON (0.2%)
   5,000            Lake Stevens School District No. 4, Snohomish County,
                           Revenue Anticipation Notes, Series 2007               4.50                11/01/2007              5,009
                                                                                                                   ---------------
                    WISCONSIN (0.6%)
   2,750            Menomonee Falls School District BAN, Series 2007A            4.46                12/01/2007              2,759
   4,500            New Richmond School District BAN                             4.13                 6/06/2008              4,509
   7,100            Rural Water Construction Loan Program Commission RB,
                           Anticipation Notes, Series 2006                       4.75                 8/15/2007              7,109
                                                                                                                   ---------------
                                                                                                                            14,377
                                                                                                                   ---------------
                    Total Fixed-Rate Instruments(cost: $82,022)                                                             82,022
                                                                                                                   ---------------


                    TOTAL INVESTMENTS (COST: $2,432,889)                                                            $    2,432,889
                                                                                                                   ===============



  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,441,243,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)


(b) At June 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(c) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2007, the aggregate market value of securities purchased on a delayed delivery basis was $3,206,000, all of which were when-issued.






ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.